EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at January 1, 2021	$24,397	$171,606	$4,352	$29,967	$27,652	$257,974
Additions	29,713	170,866	-	-	12,000	212,579
Revaluation	-	-	-	-	(3,619)	(3,619)
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	31,821	1,680	-	-	-	33,501
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at June 30, 2022	$67,243	$308,053	$-	$-	$36,033	$411,329

Accumulated depreciation
Balance at January 1, 2021	$12,392	$59,963	$3,220	$22,496	$6,033	$104,104
Charge for the year	12,899	42,314	1,132	2,241	7,201	65,787
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the period	15,022	13,782	-	-	1,523	30,327
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at June 30, 2022	$24,393	$82,717	$-	$-	$14,757	$121,867

Net book value:
December 31, 2021	$28,819	$240,195	$-	$5,230	$22,799	$297,043
June 30, 2022	$42,850	$225,336	$-	$-	$21,276	$289,462